DEBT (Tables)	6 Months Ended
Jun. 30, 2017
Debt Instrument [Line Items]
Schedule of Debt

(in thousands of $)	Floating rate debt	Fixed rate debt	Related party seller's credit	Deferred charges	Total
Balance at December 31, 2016	886,468	177,300	—	(5,350)	1,058,418
Loan repayments	(68,531)	—	—	—	(68,531)
Loan draw downs	50,000	—	—	—	50,000
Debt assumed as a result of the Acquisition	219,434	—	22,500	—	241,934
Amortization of purchase price adjustment	—	4,986	—	—	4,986
Capitalized financing fees and expenses	—	—	—	—	—
Amortization of capitalized fees and expenses	—	—	—	691	691
Balance at June 30, 2017	1,087,371	182,286	22,500	(4,659)	1,287,498
Debt at June 30, 2017 and December 31, 2016 is summarized as follows:

(in thousands of $)	2017	2016
$33.93 million term loan	26,013	28,275
$82.5 million term loan	39,433	44,367
$284.0 million term loan	242,523	258,538
$420.0 million term loan	367,909	388,545
$425.0 million term loan	206,545	166,743
$109.2 million term loan	88,140	—
$73.4 million term loan	53,448	—
$80.2 million term loan	63,360	—
U.S. dollar denominated floating rate debt	1,087,371	886,468
U.S. dollar denominated fixed rate debt	182,286	177,300
Related party seller's credit	22,500	—
Deferred charges	(4,659)	(5,350)
Total debt	1,287,498	1,058,418
Less: current portion	—	—
	1,287,498	1,058,418

Schedule of Maturities of Long-term Debt
The outstanding debt at June 30, 2017 is repayable as follows;

(in thousands of $)
2017 (remaining six months)	—
2018	78,038
2019	561,810
2020	379,338
2021	269,085
Thereafter	21,600
1,309,871
Fair value purchase price adjustment of convertible bond debt	(17,714)
1,292,157